Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible assets
Intangible assets

15 Intangible assets

	2017			2016
Cost	Goodwill	Other (1)	Total	Goodwill	Other (1)	Total
	£m	£m	£m	£m	£m	£m
At 1 January	17,756	2,095	19,851	16,483	2,190	18,673
Currency translation and other adjustments	283	(3)	280	1,273	76	1,349
Additions	—	384	384	—	480	480
Disposals and write-off of fully amortised assets	—	(217)	(217)	—	(651)	(651)

At 31 December	18,039	2,259	20,298	17,756	2,095	19,851

Accumulated amortisation and impairment
At 1 January	12,198	1,173	13,371	10,925	1,211	12,136
Currency translation and other adjustments	283	(5)	278	1,273	70	1,343
Disposals and write-off of fully amortised assets	—	(145)	(145)	—	(471)	(471)
Charge for the year	—	222	222	—	204	204
Write down of goodwill and other intangible assets	—	29	29	—	159	159

At 31 December	12,481	1,274	13,755	12,198	1,173	13,371

Net book value at 31 December	5,558	985	6,543	5,558	922	6,480

Note:

(1)	Principally internally generated software.

The Group’s goodwill acquired in business combinations is reviewed annually at 31 December for impairment.

Impairment testing involves the comparison of the carrying value of each cash-generating unit (CGU) with its recoverable amount. The carrying values of the segments reflect the equity allocations made by management which are consistent with the Group’s capital targets. Recoverable amount is the higher of fair value and value in use. Value in use is the present value of expected future cash flows from the CGU. Fair value is the price that would be received to sell an asset in an orderly transaction between market participants.

Impairment testing inherently involves a number of judgmental areas: the preparation of cash flow forecasts for periods that are beyond the normal requirements of management reporting; the assessment of the discount rate appropriate to the business; estimation of the fair value of CGUs; and the valuation of the separable assets of each business whose goodwill is being reviewed.

The impact of sensitivity to the more significant variables in each assessment is presented in the tables on the following page.

The recoverable amounts for all CGUs at 31 December 2017 were based on value in use, using management’s latest five-year revenue and cost forecasts. The long-term growth rates have been based on expected nominal growth of the CGUs. The pre-tax risk discount rates are based on those observed to be applied to businesses regarded as peers of the CGUs.

The annual review at 31 December 2017 indicated no impairment to goodwill.

The analysis of goodwill by reportable segment is shown in Note 37.

The carrying value of goodwill and the amount by which it is exceeded by the recoverable amount are set out below by reportable segment, along with the key assumptions applied in calculating the recoverable amount and sensitivities to changes in those assumptions. The recoverable amount of UK Personal & Business Banking, Commercial Banking and RBS International were £21.6 billion (2016 - £23.9 billion), £13.7 billion (2016 - £14.1 billion) and £3.3 billion (2016 - £2.7 billion) respectively.

					Consequential impact of 1%		Consequential impact of 5%		Break
		Assumptions		Recoverable	adverse movement in		adverse movement		even
		Terminal	Pre-tax	amount exceeded	Discount	Terminal	Forecast	Forecast	discount
	Goodwill	growth rate	discount rate	carrying value	rate	growth rate	Income	cost	rate
31 December 2017	£bn	%	%	£bn	£bn	£bn	£bn	£bn	%
UK Personal & Business Banking	3.4	2.0	13.1	9.7	(1.8)	(1.2)	(1.3)	(0.6)	21.6
Commercial Banking	1.9	2.0	12.9	1.3	(1.2)	(0.8)	(0.7)	(0.4)	13.9
RBS International	0.3	2.0	11.0	0.6	(0.4)	(0.3)	(0.1)	—	12.8

31 December 2016

UK Personal & Business Banking	3.4	2.5	12.8	14.6	(2.3)	(1.5)	(1.2)	(0.6)	27.0
Commercial Banking	1.9	2.5	12.9	2.1	(1.2)	(0.8)	(0.7)	(0.4)	14.7
RBS International	0.3	2.5	10.9	0.2	(0.3)	(0.2)	(0.1)	—	11.7

Other intangible assets are reviewed for indicators of impairment. In 2017 £29 million (2016 - £159 million) of previously capitalised software was impaired primarily as a result of software which is no longer expected to derive future economic benefit.